UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Kingdon Capital Management, L.L.C.

Address:  152 West 57th Street
          New York, New York 10019

13F File Number: 28-3496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Cobos
Title:  Chief Financial Officer
Phone:  (212) 333-0100

Signature, Place and Date of Signing:


/s/ Peter J. Cobos              New York, New York           February 12, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 130

Form 13F Information Table Value Total: $1,109,006,382.03

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.         Form 13F File Number                 Name

1           28-3498                          Mark Kingdon
----        -------------------              ------------------------------

                           FORM 13F INFORMATION TABLE

                                                  Kingdon Capital Management, LLC.
                                                              Form 13F
                                                          December 31, 2002
====================================================================================================================================
       Item 1:               Item 2:            Item 3:       Item 4:          Item 5:         Item 6:      Item 7:      Item 8:
   Name of Issuer        Title of Class         CUSIP    Fair Market Value   Shares - Sh/    Investment    Managers      Voting
                                                                             Prn/Put/Call    Discretion              Authority Sole
====================================================================================================================================
Advance Auto Parts
  Inc.               Common                   00751Y106      4,890,000.00    100,000    SH   Shared-Other      1       100,000
AmerisourceBergen
  Corp.              Common                   03073E105     16,293,000.00    300,000    SH   Shared-Other      1       300,000
Apex Silver Mines
  Ltd.               ORD                      G04074103      5,720,200.00    386,500    SH   Shared-Other      1       386,500
Agere Sys Inc.       Class A                  00845V100      4,320,000.00  3,000,000    SH   Shared-Other      1     3,000,000
American Int'l
  Group Inc.         Common                   026874107      8,677,500.00    150,000    SH   Shared-Other      1       150,000
America Movil S A
  DE C V             Spon ADR L SHS           02364W105      9,348,360.00    651,000    SH   Shared-Other      1       651,000
Anthem Inc.          Common                   03674B104     31,670,150.00    503,500    SH   Shared-Other      1       503,500
Aramark Corp.        Class A                  038521100      4,885,650.00    207,900    SH   Shared-Other      1       207,900
ARV Assisted Living
  Inc.               Common                   00204C107      2,816,705.00    771,700    SH   Shared-Other      1       771,700
ATI Tech. Inc.       Common                   001941103      2,325,000.00    500,000    SH   Shared-Other      1       500,000
AudioCodes Ltd.      ORD                      M15342104      1,957,928.80    761,840    SH   Shared-Other      1       761,840
Au Optronics Corp.   Spon ADR                 002255107        164,736.00     28,600    SH   Shared-Other      1        28,600
Avon Products Inc.   Common                   054303102      8,080,500.00    150,000    SH   Shared-Other      1       150,000
Allied Waste Inds.
  Inc.               Com Par $.01 New         019589308      9,000,000.00    900,000    SH   Shared-Other      1       900,000
Amer. Axle & Mfg
  Hlgs Inc.          Common                   024061103      8,372,650.00    357,500    SH   Shared-Other      1       357,500
BioMarin Pharm.
  Inc.               Common                   09061G101      4,248,597.90    602,638    SH   Shared-Other      1       602,638
Brasil Telecom       Common                   10553010       1,881,125.00     74,500    SH   Shared-Other      1        74,500
BT Group PLC         ADR                      05577E101      1,566,500.00     50,000    SH   Shared-Other      1        50,000
Computer Assoc.
  Intl. Inc.         Common                   204912109     14,698,800.00  1,088,800    SH   Shared-Other      1     1,088,800
Cardinal Health
  Inc.               Common                   14149Y108     17,757,000.00    300,000    SH   Shared-Other      1       300,000
Continental
  Airlines Inc.      Class B                  210795308      3,438,675.00    474,300    SH   Shared-Other      1       474,300
CSK Auto Corp.       Common                   125965103      3,256,000.00    296,000    SH   Shared-Other      1       296,000
Cooper Industries
  Ltd.               Class A                  G24182100     18,159,390.00    498,200    SH   Shared-Other      1       498,200
Coca Cola
  Enterprises Inc.   Common                   191219104     11,416,032.00    525,600    SH   Shared-Other      1       525,600
Crown Cork & Seal
  Inc.               Common                   228255105      5,962,500.00    750,000    SH   Shared-Other      1       750,000
Carnival Corp.       Common                   143658102      3,742,500.00    150,000    SH   Shared-Other      1       150,000
Career Education
  Corp.              Common                   141665109     16,000,000.00    400,000    SH   Shared-Other      1       400,000
China Telecom Corp.
  Ltd.               Spon ADR H SHS           169426103      8,640,000.00    500,000    SH   Shared-Other      1       500,000
Comcast Corp. New    Class A                  20030N101     18,848,000.00    800,000    SH   Shared-Other      1       800,000
Comcast Corp. New    Class A Spl              20030N200     11,275,000.00    500,000    SH   Shared-Other      1       500,000
Capital One Fin
  Corp.              Common                   14040H105     14,860,000.00    500,000    SH   Shared-Other      1       500,000
Cott Corp. Que       Common                   22163N106      4,456,555.40    250,000    SH   Shared-Other      1       250,000
Delta Air Lines
  Inc. Del           Common                   247361108      6,669,520.00    551,200    SH   Shared-Other      1       551,200
Dobson Comm. Corp.   Class A                  256069105      1,182,650.00    545,000    SH   Shared-Other      1       545,000
Dobson Comm. 12.25%
  Pref.              Preferred                256069303      6,596,374.20     12,685    SH   Shared-Other      1        12,685
EchoStar Comm. New   Class A                  278762109     20,034,000.00    900,000    SH   Shared-Other      1       900,000
dELiA*s Corp.        Class A                  24688Q101        368,720.00    838,000    SH   Shared-Other      1       838,000
DepoMed Inc.         Common                   249908104      1,872,432.00    468,108    SH   Shared-Other      1       468,108
Dow Chem Co.         Common                   260543103     10,662,300.00    359,000    SH   Shared-Other      1       359,000
Dreyers Grand Ice
  Cream Inc.         Common                   261878102     44,257,752.00    623,700    SH   Shared-Other      1       623,700
eDiets.com Inc       Common                   280597105         95,602.50     63,735    SH   Shared-Other      1        63,735
Enchira Biotech.
  Corp.              Common                   29251Q107         11,000.00  1,000,000    SH   Shared-Other      1     1,000,000
Entrust Inc.         Common                   293848107      2,016,000.00    600,000    SH   Shared-Other      1       600,000
El Paso Corp.        Common                   28336L109      5,498,400.00    790,000    SH   Shared-Other      1       790,000
Ford Motor Co. Del   Com Par $0.01            345370860      8,742,000.00    940,000    SH   Shared-Other      1       940,000
Foundry Networks
  Inc.               Common                   35063R100      4,224,000.00    600,000    SH   Shared-Other      1       600,000
F5 Networks Inc.     Common                   315616102      3,231,000.00    300,000    SH   Shared-Other      1       300,000
Flir Systems Inc.    Common                   302445101     19,516,000.00    400,000    SH   Shared-Other      1       400,000
Flamel Tech. SA      Spon ADR                 338488109      2,805,750.00    645,000    SH   Shared-Other      1       645,000
FMC Corp.            Com New                  302491303      5,464,000.00    200,000    SH   Shared-Other      1       200,000
Fresenius D          Preferred D              358030203         34,185.80    416,900    SH   Shared-Other      1       416,900
Globix Corp.         Common                   37957F20         246,727.80    137,071    SH   Shared-Other      1       137,071
Gannett Inc.         Common                   364730101     14,360,000.00    200,000    SH   Shared-Other      1       200,000
Global Industries
  Ltd.               Common                   379336100      1,898,601.00    455,300    SH   Shared-Other      1       455,300
General Motors Corp. Common                   370442105     11,518,750.00    312,500    SH   Shared-Other      1       312,500
General Motors Corp. Class H New              370442832      5,553,300.00    519,000    SH   Shared-Other      1       519,000
Gemstar - TV Guide
  Intl. Inc.         Common                   36866W106      6,500,000.00  2,000,000    SH   Shared-Other      1     2,000,000
GlobespanVirata
  Inc.               Common                   37957V106      5,681,000.00  1,300,000    SH   Shared-Other      1     1,300,000
Halliburton Co.      Common                   406216101     18,710,000.00  1,000,000    SH   Shared-Other      1     1,000,000
HCA Inc.             Common                   404119109     24,900,000.00    600,000    SH   Shared-Other      1       600,000
HealtheTech Inc.     Common                   422210104      8,645,833.33  1,416,667    SH   Shared-Other      1     1,416,667
Hitachi Ltd.         ADR 10 Com               433578507      1,132,400.00     30,400    SH   Shared-Other      1        30,400
Health Mgmt. Sys.
  Inc.               Common                   42219M100      1,615,500.00    450,000    SH   Shared-Other      1       450,000
Hewlett-Packard Co.  Common                   428236103      8,680,000.00    500,000    SH   Shared-Other      1       500,000
Hershey Foods Corp.  Common                   427866108     17,129,760.00    254,000    SH   Shared-Other      1       254,000
IGEN Inc.            Common                   449536101      6,925,040.00    161,800    SH   Shared-Other      1       161,800
Impax Laboratories
  Inc.               Common                   45256B101      1,810,916.00    451,600    SH   Shared-Other      1       451,600
Internet Security
  Sys. Inc.          Common                   46060X107      7,380,000.00    400,000    SH   Shared-Other      1       400,000
ITC DeltaCom Inc.    Common                   45031T40       1,138,500.00    495,000    SH   Shared-Other      1       495,000
J D Edwards & Co.    Common                   281667105      7,064,153.00    625,700    SH   Shared-Other      1       625,700
Kookmin Bank New     Spon ADR                 50049M109        921,433.10     26,066    SH   Shared-Other      1        26,066
Kohls Corp.          Common                   500255104     11,190,000.00    200,000    SH   Shared-Other      1       200,000
Liberty Media Corp.
  New                Com Ser A                530718105      7,152,000.00    800,000    SH   Shared-Other      1       800,000
Lockheed Martin Co.  Common                   539830109     17,631,075.00    305,300    SH   Shared-Other      1       305,300
LukOil ADR           ADR                      67786210       7,260,000.00    120,000    SH   Shared-Other      1       120,000
Lyondell Chem. Co.   Common                   552078107      5,056,000.00    400,000    SH   Shared-Other      1       400,000
Mobile Telesystems
  OJSC               Spon ADR                 607409109      4,746,492.00    127,800    SH   Shared-Other      1       127,800
McData Corp.         Class B                  580031102      2,816,000.00    400,000    SH   Shared-Other      1       400,000
Medimmune Inc.       Common                   584699102     18,991,000.00    700,000    SH   Shared-Other      1       700,000
MicroStrategy Inc    Class A New              594972408      4,225,200.00    280,000    SH   Shared-Other      1       280,000
Newmont Mining
  Corp.              Common                   651639106      8,709,000.00    300,000    SH   Shared-Other      1       300,000
Network Assoc. Inc.  Common                   640938106      4,827,000.00    300,000    SH   Shared-Other      1       300,000
NII Hldgs. Cl. B     Class B                  62913F20       2,429,835.00    211,290    SH   Shared-Other      1       211,290
Nike Inc.            Class B                  654106103      6,670,500.00    150,000    SH   Shared-Other      1       150,000
Northrop Grumman
  Corp.              Common                   666807102      9,700,000.00    100,000    SH   Shared-Other      1       100,000
Network Appliance
  Inc.               Common                   64120L104      7,762,230.00    777,000    SH   Shared-Other      1       777,000
New Focus Inc.       Common                   644383101      8,146,176.00  2,121,400    SH   Shared-Other      1     2,121,400
Nextel 0% Pref. M    Conv. Preferred Class M  65332V863      8,481,000.00     25,700    SH   Shared-Other      1        25,700
Nextel 13% Pref. O   Conv. Preferred Class O  65332V400     14,523,840.00     15,129    SH   Shared-Other      1        15,129
Olin Corp.           Com Par $1               680665205      1,015,415.00     65,300    SH   Shared-Other      1        65,300
Orbital Sciences
  Corp.              Common                   685564106      7,406,522.00  1,755,100    SH   Shared-Other      1     1,755,100
Palm Inc.            Com New                  696642206      3,140,000.00    200,000    SH   Shared-Other      1       200,000
Placer Dome Inc.     Common                   725906101      9,775,000.00    850,000    SH   Shared-Other      1       850,000
Packaging Corp. of
  Amer.              Common                   695156109     30,458,976.00  1,669,900    SH   Shared-Other      1     1,669,900
Providian Finl.
  Corp.              Common                   74406A102      4,867,500.00    750,000    SH   Shared-Other      1       750,000
Rural Cellular
  11.375% Pr         Preferred                781904305      3,817,800.00     12,726    SH   Shared-Other      1        12,726
Royal Dutch Petro.   NY Res Eur .56           780257804      8,804,000.00    200,000    SH   Shared-Other      1       200,000
Regal Entertainment
  Grp.               Class A                  758766109      3,855,600.00    180,000    SH   Shared-Other      1       180,000
Ross Stores Inc.     Common                   778296103      5,295,000.00    125,000    SH   Shared-Other      1       125,000
Rayovac Corp.        Common                   755081106      4,786,803.00    359,100    SH   Shared-Other      1       359,100
RSA Security Inc.    Common                   749719100     10,452,430.20  1,744,980    SH   Shared-Other      1     1,744,980
Riverstone Networks  Common                   769320102      1,908,000.00    900,000    SH   Shared-Other      1       900,000
Satyam Computer
  Services Ltd       ADR                      804098101      3,855,000.00    300,000    SH   Shared-Other      1       300,000
Sealed Air Corp.
  New                Common                   81211K100     22,708,240.00    608,800    SH   Shared-Other      1       608,800
Sealed Air Corp.
  New                PFD CV A $2              81211K209     14,910,000.00    350,000    SH   Shared-Other      1       350,000
Smithfield Foods
  Inc.               Common                   832248108     11,386,176.00    573,900    SH   Shared-Other      1       573,900
SGP Jan 35 Calls     Call Options             806605901     17,760,000.00    800,000  Call   Shared-Other      1         8,000
SGP Jan 27.5 Calls   Call Options             806605901     14,652,000.00    660,000  Call   Shared-Other      1         6,600
Surgutneftegaz ADR   ADR                      86886120       1,937,500.00    125,000    SH   Shared-Other      1       125,000
Schlumberger Ltd.    Common                   806857108      8,691,585.00    206,500    SH   Shared-Other      1       206,500
SanDisk Corp.        Common                   80004C101     20,300,000.00  1,000,000    SH   Shared-Other      1     1,000,000
St. Jude Inc.        Common                   790849103     33,762,000.00    850,000    SH   Shared-Other      1       850,000
Seagate Tech.
  Holdings           SHS                      G7945J104     15,129,300.00  1,410,000    SH   Shared-Other      1     1,410,000
Tenet Healthcare
  Corp.              Common                   88033G100     16,400,000.00  1,000,000    SH   Shared-Other      1     1,000,000
TJX Co. Inc. New     Common                   872540109        488,000.00     25,000    SH   Shared-Other      1        25,000
Transkaryotic
  Therapies Inc.     Common                   893735100        990,000.00    100,000    SH   Shared-Other      1       100,000
PT Telekomunikasi
  Indonesia          Spon ADR                 715684106        849,000.00    100,000    SH   Shared-Other      1       100,000
Telefonos De Mexico
  SA                 Spon ADR ORD L           879403780     12,209,964.00    381,800    SH   Shared-Other      1       381,800
Triad Hospitals
  Inc.               Common                   89579K109     16,239,452.00    544,400    SH   Shared-Other      1       544,400
Turnstone Systems
  Inc.               Common                   900423104      1,396,170.00    517,100    SH   Shared-Other      1       517,100
Unibanco             ADR                      90458E10       2,358,630.00    215,400    SH   Shared-Other      1       215,400
UnitedGlobalCom      Class A                  913247508      1,288,080.00    536,700    SH   Shared-Other      1       536,700
United Health Group
  Inc.               Common                   91324P102     16,700,000.00    200,000    SH   Shared-Other      1       200,000
US Industries Inc.
  New                Common                   912080108      1,152,203.00    438,100    SH   Shared-Other      1       438,100
Valassis Comm. Inc.  Common                   918866104      7,357,500.00    250,000    SH   Shared-Other      1       250,000
Verisign Inc.        Common                   92343E102      8,153,379.00  1,017,900    SH   Shared-Other      1     1,017,900
Waste Management
  Inc Del            Common                   94106L109     11,460,000.00    500,000    SH   Shared-Other      1       500,000
Willis Group Hldgs.
  Ltd                SHS                      G96655108      5,734,000.00    200,000    SH   Shared-Other      1       200,000
Yellow Corp.         Common                   985509108     10,295,153.00    408,700    SH   Shared-Other      1       408,700
Yukos Corp.          ADR                       98849W10     11,120,000.00     80,000    SH   Shared-Other      1        80,000
------------------------------------------------------------------------------------------------------------------------------------
====================================================================================================================================
 Grand Total                                             1,109,006,382.03
====================================================================================================================================

48400.0002 #384487